Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 High and New Technology Enterprises	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 In the case of dividends paid by PRC subsidiaries	Dec. 31, 2013 In the case of a subsidiary 25% or more directly owned by the resident in Hong Kong	Nov. 30, 2012 Undistributed Earnings Accumulated After January 1, 2008	Dec. 31, 2013 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2012 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2011 N-S Media Investment Co., Ltd ("N-S Media Investment")	Dec. 31, 2013 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2012 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2011 N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2013 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2012 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2011 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Nov. 30, 2012 Beijing Super TV Co Ltd	Dec. 31, 2011 Beijing Super TV Co Ltd	Dec. 31, 2010 Beijing Super TV Co Ltd	Dec. 31, 2009 Beijing Super TV Co Ltd	Dec. 31, 2008 Beijing Super TV Co Ltd	Dec. 31, 2013 Beijing Super TV Co Ltd	Dec. 31, 2012 Beijing Super TV Co Ltd	Dec. 31, 2013 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2012 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2011 Beijing Super TV Co Ltd Key Software Enterprise	Dec. 31, 2011 N-S Digital TV	Dec. 31, 2010 N-S Digital TV	Dec. 31, 2009 N-S Digital TV	Dec. 31, 2008 N-S Digital TV	Dec. 31, 2013 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2011 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2013 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2011 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2013 Beijing Super Movie Technology Co., Ltd ("Super Movie")	Dec. 31, 2012 Beijing Super Movie Technology Co., Ltd ("Super Movie")	Dec. 31, 2011 Beijing Super Movie Technology Co., Ltd ("Super Movie")
Income Taxes [Line Items]
Preferential tax rate																					15.00%	15.00%	15.00%			10.00%	10.00%	10.00%		15.00%	15.00%	15.00%
Tax exemption from EIT, period				3 years
Preferential tax rate extended period																				3 years									3 years
PRC statutory tax rate	25.00%	25.00%	25.00%							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%															25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carryforwards	$ 18,816
Operating loss carryforward expiration date					Dec. 31, 2014	Dec. 31, 2018
Withholding tax rate							10.00%	5.00%	10.00%
Dividends distributed to holding company																			92,779
Withholding tax imposed																			9,278
Deferred tax liabilities accrued																								$ 8,222	$ 4,812